Attorneys and Counselors at Law

Daniel H. April	Of Counsel
Patrick J. Dolan	David F. Cunningham
John M. Hickey	C.W.N. Thompson, Jr.

Megan Hadley Koehler *
* Not Admitted in NM

October 19, 2020

Via EDGAR correspondence and E-Mail

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust
Registration Number under the Securities Act of 1933: 33-14905
Registration Number under the Investment Company Act of 1940: 811-05201

Ladies and Gentlemen:

Electronically transmitted for filing via EDGAR on behalf of the Thornburg Investment Trust (the “Trust”), pursuant to rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is PEA No. 136 to the Trust’s registration statement on Form N-1A under the 1933 Act and Amendment No. 149 to the Trust’s registration statement on Form-1A under the Investment Company Act of 1940, as amended, relating to the following series of the Trust and the classes thereof: Thornburg Value Fund and Thornburg Core Growth Fund (each, a “Fund” and collectively, the “Funds”).

The purposes of this filing are to: (1) reflect changes for each Fund to its name, principal investment strategies, principal investment risks, and benchmark index, (2) update other required data disclosures, and (3) make other non-material changes to the Funds’ prospectuses and statements of additional information.

Please contact me or Meg Koehler with any questions. We appreciate the staff’s time and attention to our filings.

Sincerely,

/s/ Daniel April

Daniel April

460 St. Michael’s Drive	E-mail: dan_april@catchlaw.com	Tel.: (505) 988-2900
Suite 1000	Web address: www.catchlaw.com	Extension 103
Santa Fe, New Mexico 87505		Fax: (505) 988-2901